Schedule of operating income for each operating segment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Apr. 08, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net revenue	R$ 1,945	R$ 1,719,371	R$ 1,201,191	R$ 750,630
Cost of services		(652,300)	(434,654)	(308,853)
Gross profit		1,067,071	766,537	441,777
General and administrative expenses		(622,615)	(402,855)	(239,120)
Operating income		440,895	363,335	205,251
Finance income		64,566	62,290	51,689
Income before income taxes		273,462	335,054	186,937
Income taxes expenses		31,179	27,067	14,175
Net income		242,283	307,987	172,762
Operating segments [member]
IfrsStatementLineItems [Line Items]
External customer		1,719,371	1,201,191	750,630
Inter-segment
Net revenue		1,719,371	1,201,191	750,630
Cost of services		(652,300)	(434,654)	(308,853)
Gross profit		1,067,071	766,537	441,777
General and administrative expenses		(622,615)	(402,855)	(239,120)
Other expenses, net		(3,561)	(347)	2,594
Operating income		440,895	363,335	205,251
Finance income		64,566	62,290	51,689
Finance expenses		(243,796)	(98,269)	(72,365)
Share of income of associate		11,797	7,698	2,362
Income before income taxes		273,462	335,054	186,937
Income taxes expenses		(31,179)	(27,067)	(14,175)
Net income		242,283	307,987	172,762
Operating segments [member] | Undergrad [Member]
IfrsStatementLineItems [Line Items]
External customer		1,498,408	1,002,461	653,760
Inter-segment
Net revenue		1,498,408	1,002,461	653,760
Cost of services		(554,995)	(381,964)	(279,066)
Gross profit		943,413	620,497	374,694
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income
Operating segments [member] | Continuing Education [Member]
IfrsStatementLineItems [Line Items]
External customer		72,983	107,197	64,870
Inter-segment
Net revenue		72,983	107,197	64,870
Cost of services		(50,773)	(40,000)	(29,261)
Gross profit		22,210	67,197	35,609
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income
Operating segments [member] | Digital Services [Member]
IfrsStatementLineItems [Line Items]
External customer		147,980	91,533	32,000
Inter-segment		3,978	1,619	3,880
Net revenue		151,958	93,152	35,880
Cost of services		(50,510)	(14,309)	(4,406)
Gross profit		101,448	78,843	31,474
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income
Operating segments [member] | Total Reportable Segments [Member]
IfrsStatementLineItems [Line Items]
External customer		1,719,371	1,201,191	750,630
Inter-segment		3,978	1,619	3,880
Net revenue		1,723,349	1,202,810	754,510
Cost of services		(656,278)	(436,273)	(312,733)
Gross profit		1,067,071	766,537	441,777
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income
Operating segments [member] | Adjustments And Eliminations [Member]
IfrsStatementLineItems [Line Items]
External customer
Inter-segment		(3,978)	(1,619)	(3,880)
Net revenue		(3,978)	(1,619)	(3,880)
Cost of services		3,978	R$ 1,619	R$ 3,880
Gross profit
Other expenses, net
Operating income
Finance income
Finance expenses
Share of income of associate
Income before income taxes
Income taxes expenses
Net income